DEBT (Details 15) (USD $) In Millions, unless otherwise specified				0 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 09, 2013 Old Senior Subordinated Notes	Nov. 08, 2012 Old Senior Subordinated Notes	May 15, 2012 Old Senior Subordinated Notes	Feb. 08, 2013 Old Senior Subordinated Notes	Feb. 03, 2013 Old Senior Subordinated Notes	Jan. 29, 2012 Old Senior Subordinated Notes	Aug. 30, 2007 Old Senior Subordinated Notes payment
Components of long-term debt
Note issued, amount										$ 1,300
Note issued, interest rate							13.50%	13.50%	13.50%
Number of interest payments to be paid in kind										8
Net proceeds from the initial public offering used to redeem outstanding debt					930	1
Optional prepayment price percentage					103.375%	97.00%	103.375%
Payment of accrued interest					23
Principal amount outstanding	5,690	7,334	5,462					889
Required notification period				30 days
Principal amount outstanding, notice of redemption				$ 889